GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS	6 Months Ended
Jun. 30, 2013
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Geographical Location of Revenues And Revenues From Principal Customers
NOTE 5 - GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS:

a.
Following is a summary of revenues by geographic area.  The Company sells its products mainly to telecommunications carriers.  Revenues are attributed to geographic areas based on the location of the end users as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
India	-	$72	-	$210
Europe	739	1,303	995	2,413
Latin America	667	459	1,706	882
Japan	374	1,574	557	2,728
Scandinavia	296	-	729	-
Other	314	120	683	536
	$2,390	$3,528	$4,670	$6,769

b.	Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
Customer A	368	1,526	539	2,024
Customer B	623	424	1,160	756
Customer C	296	238	729	824
Customer D	5	47	18	704
Customer E	619	945	811	1,351